THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated December 20, 2019

to the

THORNBURG FUNDS PROSPECTUS (THE “PROSPECTUS”)

Dated February 1, 2019, as supplemented April 26, 2019, July 15, 2019, and September 11, 2019

Effective December 31, 2019, Chris Ryon will conclude his service as co-portfolio manager of the Thornburg Low Duration Municipal Fund, Thornburg Limited Term Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Strategic Municipal Income Fund, Thornburg California Limited Term Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, and Thornburg New York Intermediate Municipal Fund (collectively, the “Funds”). Accordingly, after December 31, 2019, all references to Mr. Ryon in the Prospectus will be deleted. Nicholos Venditti and David Ashley will continue to serve as the portfolio managers of the Funds.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

TH4537

THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated December 20, 2019

to the

THORNBURG INVESTMENT TRUST’S STATEMENT OF ADDITIONAL INFORMATION (THE “SAI”)

Dated February 1, 2019, as supplemented April 26, 2019 and September 11, 2019

Effective December 31, 2019, Chris Ryon will conclude his service as co-portfolio manager of the Thornburg Low Duration Municipal Fund, Thornburg Limited Term Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Strategic Municipal Income Fund, Thornburg California Limited Term Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, and Thornburg New York Intermediate Municipal Fund (collectively, the “Funds”). Accordingly, after December 31, 2019, all references to Mr. Ryon in the SAI will be deleted. Nicholos Venditti and David Ashley will continue to serve as the portfolio managers of the Funds.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

TH4538